Pensions - Summary of Components of Net Benefit Expense Recognized in Statement of Profit or Loss (Details) - Final Salary Defined Benefit Pension Plan € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	€ 24
Net interest expense	6
Total	€ 30